Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 004 [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Party-in-Interest Transactions	Party-in-Interest Transactions
Transactions resulting in Plan assets being transferred to or used by a related party are prohibited under ERISA unless a specific exemption applied. Fidelity Management Trust Company is a party‑in‑interest as defined by ERISA as a result of being trustee of the Plan. The Plan also engages in transactions involving the acquisition or disposition of common stock of the Company, a party‑in‑interest with respect to the Plan. The Plan also engages in loans to participants. These transactions are covered by an exemption from the “prohibited transactions” provisions of ERISA and the IRC.